Borrowings - Schedule of Loans from Banks (Details) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022
Debt Instrument [Line Items]
Amount outstanding	$ 337,561	$ 307,228	$ 159,951
16.50% due on 5-Mar-24
Debt Instrument [Line Items]
Interest rate	16.50%	16.50%
Maturity date	Mar. 05, 2024	Mar. 05, 2024
Amount outstanding	$ 2,906	$ 11,639
16.00% due on 5-Mar-24
Debt Instrument [Line Items]
Interest rate	16.00%	16.00%
Maturity date	Mar. 05, 2024	Mar. 05, 2024
Amount outstanding	$ 2,321	$ 9,295
15.50% due on 6-Sep-25
Debt Instrument [Line Items]
Interest rate	15.50%	15.50%
Maturity date	Sep. 06, 2025	Sep. 06, 2025
Amount outstanding	$ 19,179	$ 26,265
18.00% due on 5-Sep-25
Debt Instrument [Line Items]
Interest rate	18.00%	18.00%
Maturity date	Sep. 05, 2025	Sep. 05, 2025
Amount outstanding	$ 19,438	$ 26,403
13.50% due on 5-Oct-25
Debt Instrument [Line Items]
Interest rate		13.50%
Maturity date		Oct. 05, 2025
Amount outstanding		$ 54,063
16.00% due on 9-Apr-24
Debt Instrument [Line Items]
Interest rate	16.00%	16.00%
Maturity date	Apr. 09, 2024	Apr. 09, 2024
Amount outstanding	$ 10,005	$ 19,120
18.50% due on 02-Nov-25
Debt Instrument [Line Items]
Interest rate	18.50%	18.50%
Maturity date	Nov. 02, 2025	Nov. 02, 2025
Amount outstanding	$ 16,095	$ 21,265
19.50% due on 02-Oct-25
Debt Instrument [Line Items]
Interest rate	19.50%	19.50%
Maturity date	Oct. 02, 2025	Oct. 02, 2025
Amount outstanding	$ 12,288	$ 16,387
15.50% due on 6-Sep-25
Debt Instrument [Line Items]
Interest rate	15.50%	15.50%
Maturity date	Sep. 06, 2025	Sep. 06, 2025
Amount outstanding	$ 19,179	$ 26,265
14.75% due on 5-June-24
Debt Instrument [Line Items]
Interest rate	14.75%	14.75%
Maturity date	Jun. 05, 2024	Jun. 05, 2024
Amount outstanding	$ 7,627	$ 18,294
17.00% due on 5-Oct-24
Debt Instrument [Line Items]
Interest rate	17.00%	17.00%
Maturity date	Oct. 05, 2024	Oct. 05, 2024
Amount outstanding	$ 13,637	$ 24,786
15.85% due on 4-May-26
Debt Instrument [Line Items]
Interest rate	15.85%
Maturity date	May 04, 2026
Amount outstanding	$ 44,373
8.75% due on 10-Aug-30
Debt Instrument [Line Items]
Interest rate	8.75%
Maturity date	Aug. 10, 2030
Amount outstanding	$ 115,619
15.75% due on 5-Aug-26
Debt Instrument [Line Items]
Interest rate	15.75%
Maturity date	Aug. 05, 2026
Amount outstanding	$ 54,894
15.85% due on 23-Feb-26
Debt Instrument [Line Items]
Interest rate		15.85%
Maturity date		Feb. 23, 2026
Amount outstanding		$ 53,446